BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS (Details 2) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 5,863,702	$ 5,616,934
No more than twelve months after the reporting period [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	575,338	382,369
More than twelve months after the reporting period [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 5,288,364	$ 5,234,565